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                              SEPARATE ACCOUNT OF
                          USAA LIFE INSURANCE COMPANY

                          ---------------------------

                     FLEXIBLE PREMIUM DEFERRED COMBINATION
                      FIXED AND VARIABLE ANNUITY CONTRACT

                          ---------------------------

                      SUPPLEMENT DATED JANUARY 1, 1997 TO
                         PROSPECTUS DATED MAY 1, 1997

        USAA Life Insurance Company has reduced its mortality and expense risk charge, by more than 38%, from an annual rate of 1.05% to 0.65%, effective January 1, 1998.

        The reduction applies to all outstanding and new contracts.

        Accordingly, the Prospectus is amended as follows. The mortality and expense risk charge, as specified on pages 7A, 9A, 15A and 16A is amended to read 0.65%. The Total Separate Account Annual Expenses, as specified on page 9A is amended to read 0.75%. The breakdown of the mortality and expense risk charge, as specified on page 16A, is amended to read approximately 0.40% for mortality risks and 0.25% for expense risks.

        The Example, as set out on page 9A, is amended to read as follows:

NAME OF FUND ACCOUNT            1 YEAR      3 YEARS     5 YEARS   10 YEARS

USAA Life Variable Annuity
 Money Market Fund Account        $12         $39         $69       $156

USAA Life Variable Annuity
 Income Fund Account               12          39          69        156

USAA Life Variable Annuity
 Growth and Income Fund Account    12          39          69        156

USAA Life Variable Annuity
 World Growth Fund Account         15          49          85        195

USAA Life Variable Annuity
 Diversified Assets Fund Account   12          39          69        156

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USAA Life Variable Annuity
 Aggressive Growth Fund Account      16         50       88     201

USAA Life Variable Annuity
 International Fund Account          20         63      111     253

Scudder VLIF Capital Growth
 Portfolio                           14         45       79     179

Alger American Growth Portfolio      17         53       93     213


                          ---------------------------


      The Charts, as set out on page 29A, are amended to read as follows:

       [New graphs depicting results as calculated using new lower M&E charge appear here.]

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